Employee Benefits (Details) - Schedule of Other Benefits Provision - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Benefits Provision [Abstract]
Balances as of January 1	$ 14,119	$ 10,439
Net provisions established	54,366	38,916
Provisions used	(38,389)	(35,236)
Total	$ 30,096	$ 14,119